COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 CNY
Commitments and Contingencies Disclosure [Abstract]
Fiscal year ending December 31, 2015	$ 65,678	64,500	62,565
Fiscal year ending December 31, 2016	59,478	69,000
Fiscal year ending December 31, 2017	41,376	48,000
Total	$ 166,532	181,500	62,565